SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables
Trade payable	$ 24,618	$ 14,628
Amount due to a director		1,265
Other payables	50,428	158,995
Accrued operating expenses	446,634	235,910
Deferred grant income	2,944	5,600
Total	$ 524,624	$ 416,398